REVENUE - SCHEDULE OF MIMIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE OPERATING LEASES (Details)	Dec. 31, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
2025	$ 45,233,302
2026	42,431,635
2027	39,192,200
2028	30,811,418
2029	24,885,424
Thereafter	80,013,009
Total	$ 262,566,988